EMPLOYEE BENEFITS - Defined benefit pension plan - Allocation of plan assets (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Brazilian Plans
Allocation for plan assets
Fixed income	99.50%	99.20%
Others	0.50%	0.80%
Total	100.00%	100.00%
American Plans
Allocation for plan assets
Fixed income	48.10%	50.40%
Variable income	41.20%	43.00%
Others	10.70%	6.60%
Total	100.00%	100.00%
Defined benefit pension plan
Allocation for plan assets
Target allocation of shares (as a percent)	50.00%
Target allocation of debt securities (as a percent)	40.00%
Target allocation of alternative securities (as a percent)	10.00%